REVENUES - Schedule of revenues by product (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
REVENUES
Total revenues	¥ 42,000	¥ 31,000	¥ 92,256,302	$ 12,639,061	¥ 118,678,591	¥ 83,127,296
Sales of solar modules
REVENUES
Total revenues			89,014,018		114,381,172	80,224,354
Sales of solar cells
REVENUES
Total revenues			826,104		1,597,490	1,024,114
Sales of silicon wafers
REVENUES
Total revenues			151,095		283,561	466,553
Sales of solar projects
REVENUES
Total revenues			0		41,982	31,400
Sales of other solar products
REVENUES
Total revenues			2,265,085		2,374,386	1,380,875
Revenue from generated electricity
REVENUES
Incidental revenue			¥ 0		¥ 0	¥ 47,000